Note 12 - Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2021	2020

Finished products	$317,654	$351,251
In process	25,175	31,173
Raw materials and supplies	128,987	173,474
	471,816	555,898
Less excess of FIFO cost over LIFO cost	128,672	144,267
Total inventories	$343,144	$411,631